United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/16

Date of Reporting Period: 10/31/16

Item 1. Reports to Stockholders

Annual Shareholder Report
October 31, 2016
Share Class	Ticker
C	MXCCX
R	FMXKX
Institutional	FISPX
Service	FMXSX

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Max-Cap Index Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2016, was 3.19% for Class C Shares, 3.56% for Class R Shares, 4.30% for Institutional Shares and 4.01% for Service Shares. The total return of the Standard & Poor's 500® Index (“S&P 500”),1 the Fund's broad-based securities market index, was 4.51% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 500.
The Fund normally invests its assets primarily in the common stocks included in the S&P 500. Under normal circumstances, Fund management will also use enhanced strategies in an attempt to improve the performance of the portfolio relative to the S&P 500 to compensate for Fund expenses and tracking error (difference in the Fund's performance relative to the performance of the S&P 500). During the reporting period, the Fund's investment strategy focused on the use of enhanced strategies, which was the most significant factor affecting the Fund's performance relative to the S&P 500.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the reporting period, the domestic equity market had positive performance as evidenced by the 4.69% return of the S&P Composite 1500® Index.2 The smallest stocks in the S&P Composite 1500® Index, as represented by the S&P SmallCap 600® Index,3 led the market with a 6.35% return for the reporting period. Mid-cap stocks followed with the S&P MidCap 400® Index4 returning 6.26% for the same period. Large-cap stock performance trailed that of its smaller peers as the S&P 500 Index returned 4.51%. The largest stocks in the S&P Composite 1500® Index as represented by the S&P 100® Index5 had the worst performance of the market cap segments but still managed to return 4.26% for the reporting period. Value stocks outperformed growth stocks as the S&P Composite 1500® Value Index6 returned 6.68% versus the 2.77% return of the S&P Composite 1500® Growth Index.7
Within the S&P 500, the sector8 performance was mixed during the reporting period. Utilities, Information Technology, Telecommunication Services, Consumer Staples, Industrials, Materials, Real Estate, Energy and Financials all had positive performance for the reporting period while Consumer Discretionary and Health Care had negative performance. Utilities led the way, advancing (+17.11%), followed by Information Technology, (+10.83%) and Telecommunication Services, (+10.75%). The Health Care sector posted the weakest results, (-3.91%), followed by Consumer Discretionary, (-1.84%) and Financials (+3.54%). Facebook, Inc. (Information Technology),
Annual Shareholder Report

Microsoft Corporation (Information Technology) and Amazon.com Inc. (Consumer Discretionary) posted the strongest contribution to performance in the S&P 500, while Wells Fargo & Company (Financials), Allergan plc (Health Care) and Gilead Sciences, Inc. (Health Care) detracted the most from performance for the reporting period.
Enhanced Strategies
Portfolio management of the enhanced strategies of the Fund consisted of overweighting and underweighting stocks relative to the S&P 500 based upon the Manager's quantitative analysis of the securities. During the reporting period, the Fund underperformed the S&P 500 by 0.21% on a net basis and outperformed the S&P 500 by 0.17% on a gross basis. This outperformance on a gross basis was primarily due to the efficacy of the quantitative strategy. The Fund invested in a stock-based strategy that also utilized S&P 500 futures9 to provide equity exposure on the Fund's cash balances. The S&P 500 had positive performance for the reporting period; therefore, the trading of futures contracts had a positive effect on the Fund's performance.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 500.
2	The S&P Composite 1500® Index combines three leading indices, the S&P 500®, the S&P MidCap 400® Index and the S&P SmallCap 600® Index to cover approximately 90% of the U.S. market capitalization. The index is unmanaged, and it is not possible to invest directly in an index.
3	The S&P SmallCap 600® Index measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. The index is unmanaged, and it is not possible to invest directly in an index.
4	The S&P MidCap 400® Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The index is unmanaged, and it is not possible to invest directly in an index.
5	The S&P 100® Index, a sub-set of the S&P 500® Index, measures the performance of large cap companies in the United States. The Index comprises 100 major, blue chip companies across multiple industry groups. Individual stock options are listed for each index constituent. The index is unmanaged, and it is not possible to invest directly in an index.
6	The S&P Composite 1500® Value Index measures value stocks using three factors: the ratios of book value, earnings, and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index, which combines the S&P 500 ® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index. The index is unmanaged, and it is not possible to invest directly in an index.
7	The S&P Composite 1500® Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price, and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index which combines the S&P 500® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index. The index is unmanaged, and it is not possible to invest directly in an index.
8	Sector classifications are based upon the classification of the Standard & Poor's Global Industry Classification Standard.
9	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Max-Cap Index Fund from October 31, 2006 to October 31, 2016, compared to the Standard & Poor's 500® Index (S&P 500).2 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2016
■	Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00%, as applicable.

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 10/31/2016
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class C Shares	2.29%	12.14%	5.37%
Class R Shares	3.56%	12.51%	5.72%
Institutional Shares	4.30%	13.35%	6.51%
Service Shares	4.01%	13.01%	6.19%
S&P 500	4.51%	13.57%	6.70%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At October 31, 2016, the Fund's sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Information Technology	20.7%
Health Care	13.4%
Financials	12.9%
Consumer Discretionary	11.9%
Consumer Staples	9.6%
Industrials	9.4%
Energy	6.8%
Utilities	3.3%
Real Estate	2.8%
Materials	2.7%
Telecommunication Services	2.4%
Derivative Contracts[2]	0.0%
Securities Lending Collateral[3]	0.1%
Cash Equivalents[4]	4.2%
Other Assets and Liabilities—Net[5]	(0.2)%
TOTAL[6]	100.0%
1	Except for Derivative Contracts, Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing securities lending collateral).
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's 500 Composite Stock Price (S&P 500) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is effectively 100.1%.
Annual Shareholder Report

Portfolio of Investments
October 31, 2016
Shares			Value
		COMMON STOCKS—95.9%[1]
		Consumer Discretionary—11.9%
281		Advance Auto Parts, Inc.	$39,362
9,713	[2]	Amazon.com, Inc.	7,671,522
956	[2]	AutoNation, Inc.	41,940
781	[2]	AutoZone, Inc.	579,627
3,103		Bed Bath & Beyond, Inc.	125,423
12,915		Best Buy Co., Inc.	502,523
5,332		BorgWarner, Inc.	191,099
9,660		CBS Corp., Class B	546,949
703	[2]	CarMax, Inc.	35,108
11,032		Carnival Corp.	541,671
5,326	[2]	Charter Communications, Inc.	1,330,914
166	[2]	Chipotle Mexican Grill, Inc.	59,886
6,684		Coach, Inc.	239,889
62,879		Comcast Corp., Class A	3,887,180
6,873		D.R. Horton, Inc.	198,149
3,680		Darden Restaurants, Inc.	238,427
7,340		Delphi Automotive PLC	477,614
2,792	[2]	Discovery Communications, Inc., Class A	72,899
6,514	[2]	Discovery Communications, Inc., Class C	163,567
6,031		Dollar General Corp.	416,682
8,630	[2]	Dollar Tree, Inc.	651,996
930		Expedia, Inc.	120,184
3,011		Foot Locker, Inc.	201,044
97,831		Ford Motor Co.	1,148,536
3,655		Gap (The), Inc.	100,841
7,675		Garmin Ltd.	371,163
27,780		General Motors Co.	877,848
4,157		Genuine Parts Co.	376,583
6,221		Goodyear Tire & Rubber Co.	180,596
7,969		Hanesbrands, Inc.	204,803
3,892		Harley Davidson, Inc.	221,922
1,605		Harman International Industries, Inc.	127,935
3,218		Hasbro, Inc.	268,413
30,436		Home Depot, Inc.	3,713,496
24,382		Johnson Controls International PLC	983,082
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
9,814		Kohl's Corp.	$429,362
2,751		L Brands, Inc.	198,595
1,167	[2]	LKQ Corp.	37,671
4,136		Leggett and Platt, Inc.	189,760
9,744		Lennar Corp., Class A	406,227
21,487		Lowe's Cos., Inc.	1,432,109
6,339		Macy's, Inc.	231,310
11,184		Marriott International, Inc., Class A	768,341
8,217		Mattel, Inc.	259,082
21,501		McDonald's Corp.	2,420,368
8,992	[2]	Michael Kors Holdings Ltd.	456,614
1,553	[2]	Mohawk Industries, Inc.	286,218
8,669	[2]	NetFlix, Inc.	1,082,498
11,064		Newell Brands, Inc.	531,293
2,299		News Corp.	28,508
7,730		News Corp., Class A	93,688
29,212		Nike, Inc., Class B	1,465,858
7,311		Nordstrom, Inc.	380,172
2,371	[2]	O'Reilly Automotive, Inc.	626,987
6,392		Omnicom Group, Inc.	510,209
4,119		PVH Corp.	440,651
1,055		Ralph Lauren Corp.	103,495
13,512		Ross Stores, Inc.	845,040
3,847		Royal Caribbean Cruises, Ltd.	295,719
2,458		Scripps Networks Interactive	158,197
1,289	[3]	Signet Jewelers Ltd.	104,744
10,896		Staples, Inc.	80,630
40,513		Starbucks Corp.	2,150,025
16,851		TJX Cos., Inc.	1,242,761
13,954		Target Corp.	959,058
5,459		Tegna, Inc.	107,106
1,230	[2]	The Priceline Group, Inc.	1,813,303
2,399		Tiffany & Co.	176,135
19,425		Time Warner, Inc.	1,728,631
3,641		Tractor Supply Co.	228,036
2,817	[2]	TripAdvisor, Inc.	181,640
25,353		Twenty-First Century Fox, Inc.	666,023
12,990		Twenty-First Century Fox, Inc., Class B	342,806
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
1,333	[2]	Ulta Salon Cosmetics & Fragrance, Inc.	$324,372
1,561	[2,3]	Under Armour, Inc., Class A	48,547
1,171	[2]	Under Armour, Inc., Class C	30,282
8,512	[2]	Urban Outfitters, Inc.	284,726
8,885		V.F. Corp.	481,656
2,432		Viacom, Inc., Class B - New	91,346
37,063		Walt Disney Co.	3,435,369
1,841		Whirlpool Corp.	275,819
2,156		Wyndham Worldwide Corp.	141,951
1,541		Wynn Resorts Ltd.	145,702
9,066		Yum! Brands, Inc.	782,214
		TOTAL	56,409,727
		Consumer Staples—9.6%
48,256		Altria Group, Inc.	3,190,687
13,956		Archer-Daniels-Midland Co.	608,063
5,517		Brown-Forman Corp., Class B	254,720
26,879		CVS Health Corp.	2,260,524
8,922		Campbell Soup Co.	484,821
7,345		Church and Dwight, Inc.	354,470
3,338		Clorox Co.	400,627
22,685		Colgate-Palmolive Co.	1,618,802
9,257		ConAgra Foods, Inc.	446,002
3,003		Constellation Brands, Inc., Class A	501,861
9,331		Costco Wholesale Corp.	1,379,775
9,787		Coty, Inc., Class A	225,003
5,094		Dr. Pepper Snapple Group, Inc.	447,202
5,987		Estee Lauder Cos., Inc., Class A	521,647
14,066		General Mills, Inc.	871,811
5,861		Hershey Foods Corp.	600,518
428		Hormel Foods Corp.	16,478
5,650		Kellogg Co.	424,484
9,037		Kimberly-Clark Corp.	1,033,923
12,162		Kraft Heinz Co./The	1,081,810
22,414		Kroger Co.	694,386
2,508		McCormick & Co., Inc.	240,442
4,097		Mead Johnson Nutrition Co.	306,333
4,321		Molson Coors Brewing Co., Class B	448,563
39,538		Mondelez International, Inc.	1,776,838
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
3,367	[2]	Monster Beverage Corp.	$485,993
35,981		PepsiCo, Inc.	3,857,163
38,828		Philip Morris International	3,744,572
66,524		Procter & Gamble Co.	5,774,283
15,621		Reynolds American, Inc.	860,405
4,545		Smucker (J.M.) Co.	596,804
12,378		Sysco Corp.	595,629
97,152		The Coca-Cola Co.	4,119,245
10,474		Tyson Foods, Inc., Class A	742,083
37,291		Wal-Mart Stores, Inc.	2,611,116
21,159		Walgreens Boots Alliance, Inc.	1,750,484
8,331		Whole Foods Market, Inc.	235,684
		TOTAL	45,563,251
		Energy—6.8%
16,655		Anadarko Petroleum Corp.	989,973
13,292		Apache Corp.	790,608
15,248		Baker Hughes, Inc.	844,739
20,667		Cabot Oil & Gas Corp., Class A	431,527
10,169	[2]	Chesapeake Energy Corp.	56,031
44,352		Chevron Corp.	4,645,872
2,050		Cimarex Energy Co.	264,717
3,514	[2]	Concho Resources, Inc.	446,067
31,777		ConocoPhillips	1,380,711
11,828		Devon Energy Corp.	448,163
13,114		EOG Resources, Inc.	1,185,768
4,429		EQT Corp.	292,314
99,858		Exxon Mobil Corp.	8,320,169
6,894	[2]	FMC Technologies, Inc.	222,469
15,804		Halliburton Co.	726,984
2,953	[3]	Helmerich & Payne, Inc.	186,364
1,739		Hess Corp.	83,420
46,859		Kinder Morgan, Inc.	957,329
19,617		Marathon Oil Corp.	258,552
12,028		Marathon Petroleum Corp.	524,301
10,277		National Oilwell Varco, Inc.	329,892
3,798	[2]	Newfield Exploration Co.	154,161
17,391		Noble Energy, Inc.	599,468
4,617		ONEOK, Inc.	223,601
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
19,528		Occidental Petroleum Corp.	$1,423,787
11,275		Phillips 66	914,966
3,938		Pioneer Natural Resources, Inc.	704,981
3,484		Range Resources Corp.	117,724
34,993		Schlumberger Ltd.	2,737,502
10,083	[2]	Southwestern Energy Co.	104,762
11,905		Spectra Energy Corp.	497,748
2,544		Tesoro Petroleum Corp.	216,164
11,122		Valero Energy Corp.	658,867
15,676		Williams Companies, Inc.	457,739
		TOTAL	32,197,440
		Financials—12.9%
1,169	[2]	Affiliated Managers Group	155,079
10,764		Aflac, Inc.	741,317
9,159		Allstate Corp.	621,896
18,855		American Express Co.	1,252,349
24,578		American International Group, Inc.	1,516,463
4,064		Ameriprise Financial, Inc.	359,217
6,840		Aon PLC	758,077
21,348		BB&T Corp.	836,842
267,025		Bank of America Corp.	4,405,912
47,271	[2]	Berkshire Hathaway, Inc., Class B	6,821,205
2,390		Blackrock, Inc.	815,564
8,797		CME Group, Inc.	880,580
15,748		Capital One Financial Corp.	1,165,982
11,639		Chubb Ltd.	1,478,153
3,746		Cincinnati Financial Corp.	265,142
76,728		Citigroup, Inc.	3,771,181
12,597		Citizens Financial Group, Inc.	331,805
4,043		Comerica, Inc.	210,600
10,258		Discover Financial Services	577,833
6,387	[2]	E*Trade Financial Corp.	179,858
20,556		Fifth Third Bancorp	447,299
9,092		Franklin Resources, Inc.	306,037
4,798		Gallagher (Arthur J.) & Co.	231,407
9,053		Goldman Sachs Group, Inc.	1,613,607
9,151		Hartford Financial Services Group, Inc.	403,651
31,142		Huntington Bancshares, Inc.	330,105
Annual Shareholder Report

Shares		Value
	COMMON STOCKS—continued[1]
	Financials—continued
3,109	Intercontinental Exchange, Inc.	$840,642
2,665	Invesco Ltd.	74,860
85,888	JPMorgan Chase & Co.	5,948,603
30,474	KeyCorp	430,293
938	Legg Mason, Inc.	26,939
5,617	Leucadia National Corp.	104,869
937	Lincoln National Corp.	45,997
12,442	Loews Corp.	535,379
1,893	M & T Bank Corp.	232,328
13,508	Marsh & McLennan Cos., Inc.	856,272
26,302	MetLife, Inc.	1,235,142
4,285	Moody's Corp.	430,728
43,589	Morgan Stanley	1,463,283
3,366	NASDAQ, Inc.	215,323
24,431	Navient Corp.	312,228
1,961	Northern Trust Corp.	142,016
12,662	PNC Financial Services Group	1,210,487
7,241	Principal Financial Group	395,359
21,772	Progressive Corp. Ohio	686,036
13,660	Prudential Financial	1,158,231
33,134	Regions Financial Corp.	354,865
6,533	S&P Global, Inc.	796,046
29,914	Schwab (Charles) Corp.	948,274
12,328	State Street Corp.	865,549
13,139	SunTrust Banks, Inc.	594,277
18,486	Synchrony Financial	528,515
2,763	T. Rowe Price Group, Inc.	176,860
27,529	The Bank of New York Mellon Corp.	1,191,180
7,529	The Travelers Cos, Inc.	814,487
6,298	Torchmark Corp.	399,356
40,857	U.S. Bancorp	1,828,759
113,301	Wells Fargo & Co.	5,212,979
1,376	Willis Towers Watson PLC	173,238
5,446	XL Group Ltd.	188,976
5,504	Zions Bancorp	177,284
	TOTAL	61,072,821
	Health Care—13.4%
30,777	Abbott Laboratories	1,207,689
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
39,553		AbbVie, Inc.	$2,206,266
10,681		Aetna, Inc.	1,146,605
8,285		Agilent Technologies, Inc.	360,977
5,263	[2]	Alexion Pharmaceuticals, Inc.	686,821
8,861	[2]	Allergan PLC	1,851,417
7,197		AmerisourceBergen Corp.	506,093
18,576		Amgen, Inc.	2,622,188
6,289		Anthem, Inc.	766,378
790		Bard (C.R.), Inc.	171,177
13,081		Baxter International, Inc.	622,525
6,569		Becton, Dickinson & Co.	1,103,001
5,374	[2]	Biogen, Inc.	1,505,687
33,044	[2]	Boston Scientific Corp.	726,968
41,279		Bristol-Myers Squibb Co.	2,101,514
6,428		CIGNA Corp.	763,839
7,661		Cardinal Health, Inc.	526,234
18,818	[2]	Celgene Corp.	1,922,823
810	[2]	Centene Corp.	50,609
7,548	[2]	Cerner Corp.	442,162
1,205		Cooper Cos., Inc.	212,128
15,627		Danaher Corp.	1,227,501
7,674	[2]	Davita, Inc.	449,850
6,325		Dentsply Sirona, Inc.	364,130
3,303	[2]	Edwards Lifesciences Corp.	314,512
3,282	[2]	Endo International PLC	61,537
18,844	[2]	Express Scripts Holding Co.	1,270,086
32,446		Gilead Sciences, Inc.	2,388,999
7,184	[2]	HCA Holdings, Inc.	549,791
2,235	[2]	Henry Schein, Inc.	333,462
12,939	[2]	Hologic, Inc.	465,933
3,609		Humana, Inc.	619,052
3,598	[2]	Illumina, Inc.	489,832
957	[2]	Intuitive Surgical, Inc.	643,181
68,050		Johnson & Johnson	7,893,119
2,189	[2]	Laboratory Corp. of America Holdings	274,369
24,126		Lilly (Eli) & Co.	1,781,464
5,672	[2]	Mallinckrodt PLC	336,123
5,365		McKesson Corp.	682,267
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
34,678		Medtronic PLC	$2,844,290
68,560		Merck & Co., Inc.	4,025,843
643	[2]	Mettler Toledo International, Inc.	259,823
16,907	[2]	Mylan NV	617,105
1,603		Patterson Companies, Inc.	68,464
3,056		Perrigo Co. PLC	254,229
150,667		Pfizer, Inc.	4,777,651
3,297		Quest Diagnostics, Inc.	268,508
2,436	[2]	Regeneron Pharmaceuticals, Inc.	840,469
6,678		St. Jude Medical, Inc.	519,816
5,662		Stryker Corp.	653,112
8,221		Thermo Fisher Scientific, Inc.	1,208,734
23,702		UnitedHealth Group, Inc.	3,349,804
2,145		Universal Health Services, Inc., Class B	258,923
8,592	[2]	Vertex Pharmaceuticals, Inc.	651,789
2,242	[2]	Waters Corp.	311,952
4,579		Zimmer Biomet Holdings, Inc.	482,627
7,720		Zoetis, Inc.	369,016
		TOTAL	63,410,464
		Industrials—9.4%
15,208		3M Co.	2,513,882
6,123		AMETEK, Inc.	270,024
218		Acuity Brands, Inc., Holding Company	48,738
6,478		Alaska Air Group, Inc.	467,841
5,804		Allegion PLC	370,527
6,805		American Airlines Group, Inc.	276,283
14,708		Boeing Co./The	2,094,860
3,900		C.H. Robinson Worldwide, Inc.	265,668
23,831		CSX Corp.	727,084
11,652		Caterpillar, Inc.	972,476
102		Cintas Corp.	10,880
3,849		Cummins, Inc.	491,979
6,780		Deere & Co.	598,674
18,662		Delta Air Lines, Inc.	779,512
4,052		Dover Corp.	271,038
674		Dun & Bradstreet Corp.	84,149
11,937		Eaton Corp PLC	761,222
16,333		Emerson Electric Co.	827,756
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
1,243		Equifax, Inc.	$154,095
5,388		Expeditors International Washington, Inc.	277,320
6,327		Fastenal Co.	246,626
5,819		FedEx Corp.	1,014,368
3,012		Flowserve Corp.	127,558
8,095		Fluor Corp.	420,859
6,661		Fortive Corp.	340,044
3,013		Fortune Brands Home & Security, Inc.	164,600
5,589		General Dynamics Corp.	842,486
213,916		General Electric Co.	6,224,956
19,216		Honeywell International, Inc.	2,107,611
2,232		Hunt (J.B.) Transportation Services, Inc.	182,154
8,018		Illinois Tool Works, Inc.	910,604
6,771		Ingersoll-Rand PLC	455,621
7,579	[2]	Jacobs Engineering Group, Inc.	390,925
5,167		Kansas City Southern Industries, Inc.	453,456
1,600		L-3 Communications Holdings, Inc.	219,104
7,203		Lockheed Martin Corp.	1,774,675
6,801		Masco Corp.	210,015
12,676		Nielsen Holdings PLC	570,674
4,753		Norfolk Southern Corp.	442,029
4,634		Northrop Grumman Corp.	1,061,186
12,700		PACCAR, Inc.	697,484
3,303		Parker-Hannifin Corp.	405,443
8,009		Pentair PLC	441,536
3,833		Pitney Bowes, Inc.	68,381
12,936	[2]	Quanta Services, Inc.	371,910
7,632		Raytheon Co.	1,042,608
6,679		Republic Services, Inc.	351,516
3,088		Robert Half International, Inc.	115,553
3,598		Rockwell Automation, Inc.	430,753
426		Rockwell Collins	35,920
2,764		Roper Technologies, Inc.	479,029
628		Ryder Systems, Inc.	43,577
1,746		Snap-On, Inc.	269,059
15,822		Southwest Airlines Co.	633,671
3,343		Stanley Black & Decker, Inc.	380,567
1,723	[2]	Stericycle, Inc.	137,995
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
6,758		Textron, Inc.	$270,861
431		Transdigm Group, Inc.	117,430
20,872		Union Pacific Corp.	1,840,493
6,851	[2]	United Continental Holdings, Inc.	385,232
16,668		United Parcel Service, Inc.	1,796,144
5,024	[2]	United Rentals, Inc.	380,116
17,017		United Technologies Corp.	1,739,137
3,849	[2]	Verisk Analytics, Inc.	313,886
1,427		W. W. Grainger, Inc.	296,987
13,716		Waste Management, Inc.	900,593
		TOTAL	44,369,440
		Information Technology—20.7%
13,325		Accenture PLC	1,548,898
16,417		Activision Blizzard, Inc.	708,722
12,430	[2]	Adobe Systems, Inc.	1,336,349
3,948	[2]	Akamai Technologies, Inc.	274,268
1,235	[2]	Alliance Data Systems Corp.	252,520
7,264	[2]	Alphabet, Inc., Class A	5,883,114
7,338	[2]	Alphabet, Inc., Class C	5,756,954
8,366		Amphenol Corp., Class A	551,570
8,218		Analog Devices, Inc.	526,774
133,248		Apple, Inc.	15,128,978
25,592		Applied Materials, Inc.	744,215
4,473	[2]	Autodesk, Inc.	323,308
8,660		Automatic Data Processing, Inc.	753,940
9,579		Broadcom Ltd.	1,631,112
8,976		CA, Inc.	275,922
124,732		Cisco Systems, Inc.	3,826,778
3,810	[2]	Citrix Systems, Inc.	323,088
15,325	[2]	Cognizant Technology Solutions Corp.	786,939
15,487		Corning, Inc.	351,710
25,390	[2]	eBay, Inc.	723,869
4,687	[2]	Electronic Arts, Inc.	368,023
4,082		FLIR Systems, Inc.	134,379
1,668	[2]	F5 Networks, Inc.	230,534
57,467	[2]	Facebook, Inc.	7,527,602
7,844		Fidelity National Information Services, Inc.	579,828
5,647	[2]	FIserv, Inc.	556,117
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
3,446		Global Payments, Inc.	$249,904
58,136		HP, Inc.	842,391
3,015		Harris Corp.	268,968
40,112		Hewlett Packard Enterprise Co.	901,317
123,281		Intel Corp.	4,298,808
21,218		International Business Machines Corp.	3,260,994
6,398		Intuit, Inc.	695,719
9,221		Juniper Networks, Inc.	242,881
7,123		KLA-Tencor Corp.	535,009
3,809		Lam Research Corp.	368,940
6,136		Linear Technology Corp.	368,528
24,178		Mastercard, Inc., Class A	2,587,530
4,755		Microchip Technology, Inc.	287,915
23,686	[2]	Micron Technology, Inc.	406,452
193,152		Microsoft Corp.	11,573,668
4,651		Motorola Solutions, Inc.	337,570
12,700		NVIDIA Corp.	903,732
13,438		NetApp, Inc.	456,086
75,556		Oracle Corp.	2,902,861
8,713		Paychex, Inc.	480,958
26,637	[2]	PayPal Holdings, Inc.	1,109,697
2,876	[2]	Qorvo, Inc.	160,049
36,610		Qualcomm, Inc.	2,515,839
7,593	[2]	Red Hat, Inc.	588,078
19,026	[2]	Salesforce.com, Inc.	1,429,994
6,558		Seagate Technology	225,005
1,658		Skyworks Solutions, Inc.	127,567
6,000		Symantec Corp.	150,180
5,087		TE Connectivity Ltd.	319,820
10,866	[2]	Teradata Corporation	292,947
25,474		Texas Instruments, Inc.	1,804,833
3,544		Total System Services, Inc.	176,775
5,269	[2]	Verisign, Inc.	442,701
43,858		Visa, Inc., Class A Shares	3,618,724
6,169		Western Digital Corp.	360,516
9,830		Western Union Co.	197,288
16,732		Xerox Corp.	163,472
7,023		Xilinx, Inc.	357,260
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
26,872	[2]	Yahoo, Inc.	$1,116,532
		TOTAL	98,233,019
		Materials—2.7%
6,921		Air Products & Chemicals, Inc.	923,400
2,362		Albemarle Corp.	197,345
2,768		Alcoa, Inc.	79,497
2,377		Avery Dennison Corp.	165,891
1,379		Ball Corp.	106,280
28,737		Dow Chemical Co.	1,546,338
21,977		Du Pont (E.I.) De Nemours	1,511,798
4,345		Eastman Chemical Co.	312,449
6,879		Ecolab, Inc.	785,375
3,502		FMC Corp.	164,209
53,681	[2]	Freeport-McMoRan, Inc.	600,154
2,308		International Flavors & Fragrances, Inc.	301,840
10,241		International Paper Co.	461,152
8,079		LyondellBasell Industries NV, Class A	642,684
1,311		Martin Marietta Materials	243,033
13,023		Monsanto Co.	1,312,328
13,599		Newmont Mining Corp.	503,707
6,868		Nucor Corp.	335,502
1,456	[2]	Owens-Illinois, Inc.	28,101
6,132		PPG Industries, Inc.	571,073
8,995		Praxair, Inc.	1,052,955
1,818		Sherwin-Williams Co.	445,155
2,997		Vulcan Materials Co.	339,260
6,021		WestRock Co.	278,110
		TOTAL	12,907,636
		Real Estate—2.8%
12,626		American Tower Corp.	1,479,641
4,443		Apartment Investment & Management Co., Class A	195,803
3,661		Avalonbay Communities, Inc.	626,690
4,142		Boston Properties, Inc.	499,028
6,382	[2]	CBRE Group, Inc.	164,400
10,857		Crown Castle International Corp.	987,878
3,137		Digital Realty Trust, Inc.	293,090
1,114		Equinix, Inc.	398,010
5,476		Equity Residential Properties Trust	338,143
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Real Estate—continued
1,478		Essex Property Trust, Inc.	$316,425
3,377		Extra Space Storage, Inc.	247,028
2,050		Federal Realty Investment Trust	297,722
15,259		General Growth Properties, Inc.	380,712
17,642		HCP, Inc.	604,238
19,472		Host Hotels & Resorts, Inc.	301,427
5,181		Iron Mountain, Inc.	174,755
2,395		Kimco Realty Corp.	63,731
111		Macerich Co. (The)	7,857
13,295		ProLogis, Inc.	693,467
4,756		Public Storage	1,016,452
6,369		Realty Income Corp.	377,300
4,556		SL Green Realty Corp.	447,490
7,625		Simon Property Group, Inc.	1,417,945
6,883		UDR, Inc.	240,699
8,295		Ventas, Inc.	561,986
3,931		Vornado Realty Trust	364,718
9,014		Welltower, Inc.	617,729
10,888		Weyerhaeuser Co.	325,878
		TOTAL	13,440,242
		Telecommunication Services—2.4%
153,284		AT&T, Inc.	5,639,318
13,305		CenturyLink, Inc.	353,647
21,943	[3]	Frontier Communications Corp.	88,211
7,334	[2]	Level 3 Communications, Inc.	411,804
100,048		Verizon Communications	4,812,309
		TOTAL	11,305,289
		Utilities—3.3%
34,582		AES Corp.	407,030
5,917		Ameren Corp.	295,554
12,838		American Electric Power Co., Inc.	832,416
4,007		American Water Works Co., Inc.	296,678
5,805		CMS Energy Corp.	244,681
20,782		CenterPoint Energy, Inc.	473,830
8,121		Consolidated Edison Co.	613,542
4,482		DTE Energy Co.	430,317
12,395		Dominion Resources, Inc.	932,104
17,368		Duke Energy Corp.	1,389,787
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
8,194		Edison International	$602,095
1,471		Entergy Corp.	108,383
6,992		EverSource Energy	384,980
21,461		Exelon Corp.	731,176
17,502		FirstEnergy Corp.	600,144
28,375		NRG Energy, Inc.	301,626
11,805		NextEra Energy, Inc.	1,511,040
17,669		NiSource, Inc.	410,981
11,671		PG & E Corp.	725,003
17,218		PPL Corp.	591,266
3,161		Pinnacle West Capital Corp.	240,647
7,043		Public Service Enterprises Group, Inc.	296,369
2,888		SCANA Corp.	211,864
3,997		Sempra Energy	428,079
24,843		Southern Co.	1,281,153
8,245		WEC Energy Group, Inc.	492,391
13,656		Xcel Energy, Inc.	567,407
		TOTAL	15,400,543
		TOTAL COMMON STOCKS (IDENTIFIED COST $160,009,117)	454,309,872
		INVESTMENT COMPANIES—4.3%[4]
426,423	[5]	Federated Government Obligations Fund, Institutional Shares, 0.27%[6]	426,423
20,018,974		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[6]	20,018,974
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $20,445,397)	20,445,397
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $180,454,514)[7]	474,755,269
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[8]	(721,972)
		TOTAL NET ASSETS—100%	$474,033,297
At October 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
2S&P 500 E-Mini Index Long Futures	23	$2,438,115	December 2016	$(33,548)
2S&P 500 Index Long Futures	33	$17,490,825	December 2016	$(282,032)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(315,580)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
Annual Shareholder Report

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $19,928,940 at October 31, 2016, which represents 4.2% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.1%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated holding.
5	All or a portion of this security is held as collateral for securities lending.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $186,650,679.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$16.06	$17.27	$16.34	$14.17	$12.83
Income From Investment Operations:
Net investment income	0.11	0.11	0.09	0.11[1]	0.09
Net realized and unrealized gain on investments and futures contracts	0.32	0.51	2.29	3.29	1.60
TOTAL FROM INVESTMENT OPERATIONS	0.43	0.62	2.38	3.40	1.69
Less Distributions:
Distributions from net investment income	(0.11)	(0.11)	(0.09)	(0.11)	(0.09)
Distributions from net realized gain on investments and futures contracts	(1.84)	(1.72)	(1.36)	(1.12)	(0.26)
TOTAL DISTRIBUTIONS	(1.95)	(1.83)	(1.45)	(1.23)	(0.35)
Net Asset Value, End of Period	$14.54	$16.06	$17.27	$16.34	$14.17
Total Return[2]	3.19%	3.71%	15.74%	26.19%	13.43%
Ratios to Average Net Assets:
Net expenses	1.42%	1.42%	1.42%	1.43%	1.43%
Net investment income	0.75%	0.61%	0.56%	0.73%	0.72%
Expense waiver/reimbursement[3]	0.05%	0.04%	0.04%	0.04%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,956	$40,273	$38,684	$37,078	$30,445
Portfolio turnover	31%	31%	28%	26%	38%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$16.19	$17.39	$16.45	$14.26	$12.90
Income From Investment Operations:
Net investment income	0.15	0.16	0.13	0.16[1]	0.15
Net realized and unrealized gain on investments and futures contracts	0.34	0.52	2.31	3.31	1.61
TOTAL FROM INVESTMENT OPERATIONS	0.49	0.68	2.44	3.47	1.76
Less Distributions:
Distributions from net investment income	(0.16)	(0.16)	(0.14)	(0.16)	(0.14)
Distributions from net realized gain on investments and futures contracts	(1.84)	(1.72)	(1.36)	(1.12)	(0.26)
TOTAL DISTRIBUTIONS	(2.00)	(1.88)	(1.50)	(1.28)	(0.40)
Net Asset Value, End of Period	$14.68	$16.19	$17.39	$16.45	$14.26
Total Return[2]	3.56%	4.05%	16.05%	26.59%	13.89%
Ratios to Average Net Assets:
Net expenses	1.10%	1.10%	1.10%	1.07%	1.10%
Net investment income	1.07%	0.93%	0.87%	1.09%	1.03%
Expense waiver/reimbursement[3]	0.08%	0.06%	0.04%	0.04%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,998	$45,190	$43,501	$47,403	$40,047
Portfolio turnover	31%	31%	28%	26%	38%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$16.31	$17.50	$16.54	$14.33	$12.96
Income From Investment Operations:
Net investment income	0.28	0.27	0.27	0.27[1]	0.25
Net realized and unrealized gain on investments and futures contracts	0.31	0.54	2.31	3.33	1.62
TOTAL FROM INVESTMENT OPERATIONS	0.59	0.81	2.58	3.60	1.87
Less Distributions:
Distributions from net investment income	(0.26)	(0.28)	(0.26)	(0.27)	(0.24)
Distributions from net realized gain on investments and futures contracts	(1.84)	(1.72)	(1.36)	(1.12)	(0.26)
TOTAL DISTRIBUTIONS	(2.10)	(2.00)	(1.62)	(1.39)	(0.50)
Net Asset Value, End of Period	$14.80	$16.31	$17.50	$16.54	$14.33
Total Return[2]	4.30%	4.87%	16.94%	27.51%	14.74%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.82%	1.68%	1.62%	1.80%	1.80%
Expense waiver/reimbursement[3]	0.09%	0.07%	0.07%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$208,577	$257,742	$266,292	$252,517	$198,656
Portfolio turnover	31%	31%	28%	26%	38%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$16.20	$17.40	$16.45	$14.26	$12.90
Income From Investment Operations:
Net investment income	0.21	0.21	0.22	0.23[1]	0.20
Net realized and unrealized gain on investments and futures contracts	0.34	0.54	2.30	3.30	1.62
TOTAL FROM INVESTMENT OPERATIONS	0.55	0.75	2.52	3.53	1.82
Less Distributions:
Distributions from net investment income	(0.22)	(0.23)	(0.21)	(0.22)	(0.20)
Distributions from net realized gain on investments and futures contracts	(1.84)	(1.72)	(1.36)	(1.12)	(0.26)
TOTAL DISTRIBUTIONS	(2.06)	(1.95)	(1.57)	(1.34)	(0.46)
Net Asset Value, End of Period	$14.69	$16.20	$17.40	$16.45	$14.26
Total Return[2]	4.01%	4.52%	16.62%	27.11%	14.38%
Ratios to Average Net Assets:
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.52%	1.38%	1.32%	1.53%	1.50%
Expense waiver/reimbursement[3]	0.36%	0.35%	0.35%	0.36%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$180,503	$218,171	$270,634	$251,893	$259,304
Portfolio turnover	31%	31%	28%	26%	38%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2016
Assets:
Total investment in securities, at value including $414,507 of securities loaned and $20,445,397 of investment in affiliated holdings (Note 5) (identified cost $180,454,514)		$474,755,269
Restricted cash (Note 2)		846,000
Income receivable		549,561
Receivable for investments sold		111,257
Receivable for shares sold		226,862
Receivable for daily variation margin on futures contracts		8,275
TOTAL ASSETS		476,497,224
Liabilities:
Payable for investments purchased	$114,586
Payable for shares redeemed	1,646,187
Payable for collateral due to broker for securities lending	426,423
Payable to adviser (Note 5)	3,304
Payable for transfer agent fee	77,282
Payable for distribution services fee (Note 5)	52,298
Payable for other service fees (Notes 2 and 5)	59,003
Accrued expenses (Note 5)	84,844
TOTAL LIABILITIES		2,463,927
Net assets for 32,188,823 shares outstanding		$474,033,297
Net Assets Consist of:
Paid-in capital		$116,766,422
Net unrealized appreciation of investments and futures contracts		293,985,175
Accumulated net realized gain on investments and futures contracts		62,771,423
Undistributed net investment income		510,277
TOTAL NET ASSETS		$474,033,297
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class C Shares:
Net asset value per share ($36,955,577 ÷ 2,541,123 shares outstanding), no par value, unlimited shares authorized	$14.54
Offering price per share	$14.54
Redemption proceeds per share (99.00/100 of $14.54)	$14.39
Class R Shares:
Net asset value per share ($47,998,471 ÷ 3,268,816 shares outstanding), no par value, unlimited shares authorized	$14.68
Offering price per share	$14.68
Redemption proceeds per share	$14.68
Institutional Shares:
Net asset value per share ($208,576,700 ÷ 14,092,376 shares outstanding), no par value, unlimited shares authorized	$14.80
Offering price per share	$14.80
Redemption proceeds per share	$14.80
Service Shares:
Net asset value per share ($180,502,549 ÷ 12,286,508 shares outstanding), no par value, unlimited shares authorized	$14.69
Offering price per share	$14.69
Redemption proceeds per share	$14.69
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended October 31, 2016
Investment Income:
Dividends (including $115,311 received from affiliated holdings (Note 5))			$10,578,978
Interest on securities loaned			37,144
TOTAL INCOME			10,616,122
Expenses:
Management fee (Note 5)		$1,463,346
Custodian fees		58,150
Transfer agent fee (Note 2)		471,243
Directors'/Trustees' fees (Note 5)		8,007
Auditing fees		24,800
Legal fees		23,029
Portfolio accounting fees		130,463
Distribution services fee (Note 5)		1,068,909
Other service fees (Notes 2 and 5)		568,412
Share registration costs		63,730
Printing and postage		37,772
Miscellaneous (Note 5)		20,891
Interest expense		960
TOTAL EXPENSES		3,939,712
Waivers and Reimbursements:
Waiver/reimbursement of management fee (Note 5)	$(246,244)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(671,036)
TOTAL WAIVERS AND REIMBURSEMENTS		(917,280)
Net expenses			3,022,432
Net investment income			7,593,690
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			69,838,036
Net realized gain on futures contracts			2,279,937
Net change in unrealized appreciation of investments			(61,338,306)
Net change in unrealized appreciation of futures contracts			(1,261,329)
Net realized and unrealized gain on investments and futures contracts			9,518,338
Change in net assets resulting from operations			$17,112,028
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended October 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,593,690	$8,488,398
Net realized gain on investments and futures contracts	72,117,973	63,217,706
Net change in unrealized appreciation/depreciation of investments and futures contracts	(62,599,635)	(44,187,247)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,112,028	27,518,857
Distributions to Shareholders:
Distributions from net investment income
Class C Shares	(292,236)	(271,598)
Class R Shares	(467,459)	(440,589)
Institutional Shares	(3,920,343)	(4,527,126)
Service Shares	(2,931,970)	(3,482,155)
Distributions from net realized gain on investments and futures contracts
Class C Shares	(4,570,725)	(3,821,555)
Class R Shares	(5,000,498)	(4,346,398)
Institutional Shares	(28,096,248)	(26,937,382)
Service Shares	(23,643,011)	(25,795,741)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(68,922,490)	(69,622,544)
Share Transactions:
Proceeds from sale of shares	91,076,784	126,737,558
Net asset value of shares issued to shareholders in payment of distributions declared	63,289,138	64,432,717
Cost of shares redeemed	(189,898,578)	(206,801,787)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(35,532,656)	(15,631,512)
Change in net assets	(87,343,118)	(57,735,199)
Net Assets:
Beginning of period	561,376,415	619,111,614
End of period (including undistributed net investment income of $510,277 and $529,003, respectively)	$474,033,297	$561,376,415
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2016
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the Standard & Poor's 500 Index (S&P 500).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class C Shares, Class R Shares, Institutional Shares and Service Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursement of $917,280 is disclosed in various locations in this Note 2 and Note 5. For the year ended October 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class C Shares	$35,098	$—
Class R Shares	131,787	(13,457)
Institutional Shares	139,834	(75,026)
Service Shares	164,524	(107,196)
TOTAL	$471,243	$(195,679)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class C Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class C Shares	$93,055
Service Shares	475,357
TOTAL	$568,412
For the year ended October 31, 2016, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P 500 Index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have
Annual Shareholder Report

market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long contracts held by the Fund throughout the period was $17,691,913. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Annual Shareholder Report

As of October 31, 2016, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$414,507	$426,423
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$(315,580)*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$2,279,937

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(1,261,329)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2016		2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	586,302	$8,320,460	655,380	$10,503,815
Shares issued to shareholders in payment of distributions declared	321,952	4,516,524	233,536	3,736,566
Shares redeemed	(874,884)	(12,383,362)	(621,583)	(9,951,236)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	33,370	$453,622	267,333	$4,289,145

Year Ended October 31	2016		2015
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	1,196,352	$17,299,556	972,237	$15,752,227
Shares issued to shareholders in payment of distributions declared	364,798	5,168,336	283,985	4,582,072
Shares redeemed	(1,082,759)	(15,587,958)	(966,957)	(15,663,969)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	478,391	$6,879,934	289,265	$4,670,330

Year Ended October 31	2016		2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,753,720	$39,512,781	4,006,051	$65,219,637
Shares issued to shareholders in payment of distributions declared	1,960,085	27,997,804	1,717,698	27,895,971
Shares redeemed	(6,427,160)	(92,687,296)	(5,134,327)	(83,638,740)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,713,355)	$(25,176,711)	589,422	$9,476,868

Year Ended October 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,807,628	$25,943,987	2,183,543	$35,261,879
Shares issued to shareholders in payment of distributions declared	1,806,439	25,606,474	1,748,536	28,218,108
Shares redeemed	(4,794,106)	(69,239,962)	(6,020,146)	(97,547,842)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,180,039)	$(17,689,501)	(2,088,067)	$(34,067,855)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,381,633)	$(35,532,656)	(942,047)	$(15,631,512)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for regulatory settlement proceeds and a return of capital adjustment.
Annual Shareholder Report

For the year ended October 31, 2016, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(312)	$(408)	$720
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2016 and 2015 was as follows:
	2016	2015
Ordinary income[1]	$9,960,873	$16,904,214
Long-term capital gains	$58,961,617	$52,718,330
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$1,060,040
Undistributed long-term capital gains	$68,102,245
Net unrealized appreciation	$288,104,590
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and non-taxable dividends.
At October 31, 2016, the cost of investments for federal tax purposes was $186,650,679. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $288,104,590. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $290,005,004 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,900,414.
5. INVESTMENT MANAGER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, the Manager voluntarily waived $221,762 of its fee.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$279,656	$—
Class R Shares	215,824	—
Service Shares	573,429	(475,357)
TOTAL	$1,068,909	$(475,357)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2016, FSC retained $205,438 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2016, FSC retained $6,577 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended October 31, 2016, FSSC received $3,159 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.43%, 1.10%, 0.35% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2018; or (b) the date of the
Annual Shareholder Report

Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain management fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2016, the Manager reimbursed $24,482. Transactions involving affiliated holdings during the year ended October 31, 2016, were as follows:
	Federated Government Obligations Fund, Institutional Shares	Federated Institutional Money Market Management, Institutional Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2015	—-	6,779,623	16,422,181	23,201,804
Purchases/Additions	4,231,139	129,301,746	118,093,138	251,626,023
Sales/Reductions	(3,804,716)	(136,081,369)	(114,496,345)	(254,382,430)
Balance of Shares Held 10/31/2016	426,423	—-	20,018,974	20,445,397
Value	$426,423	$—-	$20,018,974	$20,445,397
Dividend Income	$762	$57,353	$57,196	$115,311
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2016, were as follows:
Purchases	$148,022,318
Sales	$244,230,910
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC
Annual Shareholder Report

if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of October 31, 2016, the Fund had no outstanding loans. During the year ended October 31, 2016 the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2016, there were no outstanding loans. During the year ended October 31, 2016, the program was not utilized.
9. REGULATORY MATTERS
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2016, the amount of long-term capital gains designated by the Fund was $58,961,617.
For the fiscal year ended October 31, 2016, 100.00% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2016, 100.00% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Index Trust AND SHAREHOLDERS OF Federated max-Cap Index fund:
We have audited the accompanying statement of assets and liabilities of Federated Max-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Index Trust), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and others or by other appropriate audit procedures when replies from others we not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Max-Cap Index Fund, a portfolio of Federated Index Trust, at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2016
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000	$1,033.60	$7.21
Class R Shares	$1,000	$1,034.90	$5.58
Institutional Shares	$1,000	$1,039.30	$1.79
Service Shares	$1,000	$1,038.00	$3.33
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000	$1,018.05	$7.15
Class R Shares	$1,000	$1,019.66	$5.53
Institutional Shares	$1,000	$1,023.38	$1.78
Service Shares	$1,000	$1,021.87	$3.30
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class C Shares	1.41%
Class R Shares	1.09%
Institutional Shares	0.35%
Service Shares	0.65%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised two portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 1990	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries. J. Christopher Donahue is the son of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: February 1990	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: February 1990	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Max-Cap Index Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report

institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report

Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts,
Annual Shareholder Report

but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information
Annual Shareholder Report

should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Max-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
29454 (12/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2016
Share Class	Ticker
Institutional	FMCRX
Service	FMDCX
R6	FMCLX

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Mid-Cap Index Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2016, was 5.64% for Class R6 Shares,1 5.85% for Institutional Shares and 5.64% for Service Shares. The total return of the Standard and Poor's MidCap 400® Index (S&P 400),2 the Fund's broad-based securities market index, was 6.26% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 400.
The Fund normally invests its assets primarily in the common stocks included in the S&P 400. Under normal circumstances, Fund management will also use enhanced strategies in an attempt to improve the performance of the portfolio relative to the S&P 400 to compensate for fund expenses and tracking error (difference in the Fund's performance relative to the performance of the S&P 400). During the reporting period, the Fund's investment strategy focused on the use of enhanced strategies, which was the most significant factor affecting the Fund's performance relative to the S&P 400.
The following discussion will focus on the performance of the Fund's Institutional Shares.
Market Overview
During the reporting period, the domestic equity market had positive performance as evidenced by the 4.69% return of the S&P Composite 1500® Index.3 The smallest stocks in the S&P Composite 1500® Index, as represented by the S&P SmallCap 600® Index,4 led the market with a 6.35% return for the reporting period. Mid-cap stocks followed with the S&P 400 returning 6.26% for the same period. Large-cap stock performance trailed that of its smaller peers as the S&P 5005 Index returned 4.51%. The largest stocks in the S&P Composite 1500® Index as represented by the S&P 100® Index6 had the worst performance of the market cap segments but still managed to return 4.26% for the reporting period. Value stocks outperformed growth stocks as the S&P Composite 1500® Value Index7 returned 6.68% versus the 2.77% return of the S&P Composite 1500® Growth Index.8
Annual Shareholder Report
1

Within the S&P 400, the sector9 performance was mixed during the reporting period. Utilities, Materials, Real Estate, Industrials, Financials, Information Technology, Consumer Staples and Health Care all had positive performance for the reporting period while Consumer Discretionary, Telecommunication Services and Energy had negative performance. Utilities led the way, advancing (+21.52%), followed by Materials (+18.84%) and Real Estate (+13.35%). The Energy sector posted the weakest results (-17.94%), followed by Telecommunication Services (-7.81%) and Consumer Discretionary (-3.15%). Domino's Pizza Inc. (Consumer Discretionary), IDEXX Laboratories Inc. (Health Care) and Albemarle Corporation (Materials) posted the strongest contribution to performance in the S&P 400, while SunEdison, Inc. (Information Technology), Jones Lang LaSalle Incorporated (Real Estate) and HollyFrontier Corporation (Energy) detracted the most from performance for the reporting period.
Enhanced Strategies
Portfolio management of the enhanced strategies of the Fund consisted of overweighting and underweighting stocks relative to the S&P 400 based upon the Manager's quantitative analysis of the securities. During the reporting period, the Fund underperformed the S&P 400 by 0.41% on a net basis and underperformed the S&P 400 by 0.04% on a gross basis. This underperformance on a gross basis was primarily due to the efficacy of the quantitative strategy. The Fund invested in a stock-based strategy that also utilized S&P 400 futures10 to provide equity exposure on the Fund's cash balances. The S&P 400 had positive performance for the reporting period; therefore, the trading of futures contracts had a positive effect on the Fund's performance.
1	The Fund's R6 Class commenced operations on October 18, 2016. For the period prior to the commencement of operations of the R6 Class, the R6 Class performance information shown is for the Service Share Class, adjusted to reflect the expenses of the Fund's R6 Class for each period for which the Fund's R6 Class gross expenses would have exceeded the actual expense paid by the Fund's Service Share Class.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 400.
3	The S&P Composite 1500® Index combines three leading indices, the S&P 500®, the S&P MidCap 400® Index and the S&P SmallCap 600® Index to cover approximately 90% of the U.S. market capitalization. The index is unmanaged, and it is not possible to invest directly in an index.
4	The S&P SmallCap 600® Index measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. The index is unmanaged, and it is not possible to invest directly in an index.
5	The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
2

6	The S&P 100® Index, a sub-set of the S&P 500® Index, measures the performance of large cap companies in the United States. The Index comprises 100 major, blue chip companies across multiple industry groups. Individual stock options are listed for each index constituent. The index is unmanaged, and it is not possible to invest directly in an index.
7	The S&P Composite 1500® Value Index measures value stocks using three factors: the ratios of book value, earnings, and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index, which combines the S&P 500 ® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index. The index is unmanaged, and it is not possible to invest directly in an index.
8	The S&P Composite 1500® Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price, and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index which combines the S&P 500® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index. The index is unmanaged, and it is not possible to invest directly in an index.
9	Sector classifications are based upon the classification of the Standard & Poor's Global Industry Classification Standard.
10	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report
3

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mid-Cap Index Fund from October 31, 2006 to October 31, 2016, compared to the Standard & Poor's MidCap 400® Index (S&P 400).2 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2016
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 10/31/2016
	1 Year	5 Years	10 Years
Institutional Shares[3]	5.85%	12.70%	8.07%
Service Shares	5.64%	12.45%	7.95%
Class R6 Shares[3]	5.64%	12.45%	7.95%
S&P 400	6.26%	12.92%	8.38%

Annual Shareholder Report
4

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The Standard & Poor's MidCap 400® Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The index is unmanaged, and it is not possible to invest directly in an index. The S&P 400 is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The S&P 400 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The Fund's Institutional Shares commenced operations on January 4, 2012. The Fund's Class R6 Shares commenced operations on October 18, 2016.The Fund offers one other class of shares: Service Shares. For the period prior to the commencement of operations of Institutional Shares, the performance information shown is for the Fund's Service Shares, adjusted to remove any voluntary waiver of Fund expenses related to the Service Shares that occurred during the period prior to the commencement of Institutional Shares. For the period prior to the commencement of operations of the R6 Shares, the performance information shown is for the Fund's Service Shares, adjusted to remove any voluntary waiver of Fund expenses related to the Service Shares that occurred during the period prior to the commencement of the R6 Shares.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)
At October 31, 2016, the Fund's sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Information Technology	17.9%
Financials	15.2%
Industrials	14.1%
Real Estate	11.7%
Consumer Discretionary	11.3%
Health Care	7.6%
Materials	7.1%
Utilities	5.6%
Consumer Staples	4.3%
Energy	3.5%
Telecommunication Services	0.1%
Securities Lending Collateral[2]	2.2%
Cash Equivalents[3]	1.6%
Derivative Contracts[4]	0.0%
Other Assets and Liabilities—Net[5]	(2.2)%
TOTAL[6]	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing Securities Lending Collateral).
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as, applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's MidCap 400 Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 400 is effectively 100.1%.
Annual Shareholder Report
6

Portfolio of Investments
October 31, 2016
Shares			Value
		COMMON STOCKS—98.4%[1]
		Consumer Discretionary—11.3%
31,901	[2]	AMC Networks, Inc.	$1,560,916
51,748		Aaron's, Inc.	1,278,693
96,454		American Eagle Outfitters, Inc.	1,643,576
88,564	[2]	Ascena Retail Group, Inc.	433,078
25,104		Big Lots, Inc.	1,089,514
38,049		Brinker International, Inc.	1,873,533
48,183		Brunswick Corp.	2,095,960
10,064	[2]	Buffalo Wild Wings, Inc.	1,465,822
40,413		CST Brands, Inc.	1,940,632
27,673	[2]	Cabela's, Inc., Class A	1,704,934
2,473		Cable One, Inc.	1,426,278
28,909		CalAtlantic Group, Inc.	934,339
28,172		Carter's, Inc.	2,432,370
26,084		Cheesecake Factory, Inc.	1,387,408
105,433		Chicos Fas, Inc.	1,230,403
6,255		Churchill Downs, Inc.	850,680
55,685		Cinemark Holdings, Inc.	2,216,263
10,170	[3]	Cracker Barrel Old Country Store, Inc.	1,403,460
78,174		Dana, Inc.	1,210,134
17,474	[2]	Deckers Outdoor Corp.	911,968
48,660	[3]	DeVry Education Group, Inc.	1,104,582
48,948		Dick's Sporting Goods, Inc.	2,723,956
26,242		Domino's Pizza, Inc.	4,441,196
51,464		Dunkin' Brands Group, Inc.	2,488,799
38,030	[2,3]	Fossil Group, Inc.	1,037,078
41,815	[3]	GameStop Corp.	1,005,651
158,213		Gentex Corp.	2,675,382
2,379		Graham Holdings, Co.	1,130,025
6,874		Guess ?, Inc.	92,799
19,410		HSN, Inc.	731,757
14,676	[2]	Helen of Troy Ltd.	1,196,094
11,788		International Speedway Corp., Class A	387,825
17,813		Jack in the Box, Inc.	1,669,612
46,751		KB Home	679,760
70,593	[2]	Kate Spade & Co.	1,182,433
Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
70,800	[2]	Live Nation Entertainment, Inc.	$1,959,036
20,285		Meredith Corp.	919,925
19,380	[2]	Murphy USA, Inc.	1,332,956
2,029	[2]	NVR, Inc.	3,090,167
63,710		New York Times Co., Class A	694,439
411,503		Office Depot, Inc.	1,296,234
12,247	[2]	Panera Bread Co.	2,336,238
168,440	[2,3]	Penney (J.C.) Co., Inc.	1,446,900
32,358	[3]	Polaris Industries, Inc.	2,478,946
22,121		Pool Corp.	2,047,962
9,185	[2,3]	Restoration Hardware Holdings, Inc.	266,089
79,794	[2]	Sally Beauty Holdings, Inc.	2,069,856
108,966		Service Corp. International	2,789,530
73,023	[2]	Skechers USA, Inc., Class A	1,535,674
26,428		Sothebys Holdings, Inc., Class A	948,237
86,417	[2]	TRI Pointe Group, Inc.	935,896
28,001	[2,3]	Tempur Sealy International, Inc.	1,514,014
36,409		Texas Roadhouse, Inc.	1,475,293
73,560		The Wendy's Co.	797,390
26,199		Thor Industries, Inc.	2,077,843
26,862		Time, Inc.	349,206
68,713	[2]	Toll Brothers, Inc.	1,885,485
28,894		Tupperware Brands Corp.	1,719,771
43,620	[2]	Vista Outdoor, Inc.	1,686,785
32,697		Wiley (John) & Sons, Inc., Class A	1,687,165
46,481		Williams-Sonoma, Inc.	2,148,352
		TOTAL	93,126,299
		Consumer Staples—4.3%
236,397		Avon Products, Inc.	1,548,400
21,671		Casey's General Stores, Inc.	2,448,606
50,855		Dean Foods Co.	928,612
31,551	[2]	Edgewell Personal Care Co.	2,378,945
33,701		Energizer Holdings, Inc.	1,567,434
104,822		Flowers Foods, Inc.	1,626,838
57,304	[2]	Hain Celestial Group, Inc.	2,084,147
40,076		Ingredion, Inc.	5,256,769
7,539		Lancaster Colony Corp.	984,970
40,433	[2]	Post Holdings, Inc.	3,082,208
Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
49,170		Snyders-Lance, Inc.	$1,748,977
75,628	[2]	Sprouts Farmers Market, Inc.	1,675,160
7,435	[2]	The Boston Beer Co., Inc., Class A	1,154,284
30,635	[2,3]	TreeHouse Foods, Inc.	2,679,950
27,010	[2]	United Natural Foods, Inc.	1,127,397
96,510	[2]	WhiteWave Foods Company, Class A	5,258,830
		TOTAL	35,551,527
		Energy—3.5%
76,118	[3]	CONSOL Energy, Inc.	1,290,200
210,773	[2]	Denbury Resources, Inc.	503,747
35,216		Diamond Offshore Drilling, Inc.	580,712
20,533	[2]	Dril-Quip, Inc.	975,318
53,447		Energen Corp.	2,679,298
212,724		Ensco PLC	1,663,502
54,107	[2]	Gulfport Energy Corp.	1,304,520
80,309		HollyFrontier Corp.	2,003,710
153,574		Nabors Industries Ltd.	1,827,531
207,819		Noble Corp. PLC	1,026,626
55,024		Oceaneering International, Inc.	1,309,571
28,344	[2]	Oil States International, Inc.	829,062
77,797		Patterson-UTI Energy, Inc.	1,748,877
131,262		QEP Resources, Inc.	2,109,380
100,745		Rowan Companies PLC	1,336,886
47,045	[3]	SM Energy Co.	1,582,123
81,937		Superior Energy Services, Inc.	1,160,228
187,949	[2]	WPX Energy, Inc.	2,041,126
28,357		Western Refining, Inc.	818,099
39,642		World Fuel Services Corp.	1,595,590
		TOTAL	28,386,106
		Financials—15.2%
7,653	[2]	Alleghany Corp.	3,950,555
39,352		American Financial Group, Inc., Ohio	2,931,724
31,077		Aspen Insurance Holdings Ltd.	1,499,465
79,761		Associated Banc Corp.	1,619,148
45,867		Bancorpsouth, Inc.	1,077,874
17,685		Bank of Hawaii Corp.	1,329,028
39,084		Bank of the Ozarks, Inc.	1,444,545
52,899		Berkley, W. R. Corp.	3,020,533
Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
64,297		Brown & Brown	$2,369,987
45,629		CBOE Holdings, Inc.	2,884,209
92,762		CNO Financial Group, Inc.	1,398,851
40,852		Cathay Bancorp, Inc.	1,223,517
37,865		Chemical Financial Corp.	1,626,302
45,674		Commerce Bancshares, Inc.	2,275,479
31,136		Cullen Frost Bankers, Inc.	2,366,025
78,652		East West Bancorp, Inc.	3,107,541
64,118		Eaton Vance Corp.	2,247,977
30,340		Endurance Specialty Holdings Ltd.	2,789,763
22,772		Everest Re Group Ltd.	4,634,557
81,254		FNB Corp.	1,061,990
22,605		FactSet Research Systems	3,497,446
52,861	[4]	Federated Investors, Inc.	1,427,247
61,343		First American Financial Corp.	2,396,058
124,732		First Horizon National Corp.	1,922,120
90,609		Fulton Financial Corp.	1,350,074
353,662	[2]	Genworth Financial, Inc., Class A	1,464,161
41,762		Hancock Holding Co.	1,401,115
24,284		Hanover Insurance Group, Inc.	1,850,198
45,731		International Bancshares Corp.	1,410,801
107,496		Janus Capital Group, Inc.	1,378,099
26,416		Kemper Corp.	991,921
39,429		MB Financial, Inc.	1,434,821
56,485		MSCI, Inc., Class A	4,529,532
20,720		Marketaxess Holdings, Inc.	3,123,747
21,463		Mercury General Corp.	1,169,090
238,352		New York Community Bancorp, Inc.	3,422,735
136,360		Old Republic International Corp.	2,299,030
66,989		PacWest Bancorp	2,906,653
18,133		Primerica, Inc.	991,875
42,956		PrivateBancorp, Inc.	1,943,329
36,779		Prosperity Bancshares, Inc.	2,040,131
68,563		Raymond James Financial, Inc.	4,122,008
38,827		Reinsurance Group of America, Inc.	4,187,880
21,832		RenaissanceRe Holdings Ltd.	2,713,499
75,865		SEI Investments Co.	3,363,095
227,646	[2]	SLM Holding Corp.	1,604,904
Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
28,714	[2]	Signature Bank	$3,461,760
25,511	[2]	Stifel Financial Corp.	998,501
28,011	[2]	SVB Financial Group	3,424,905
79,688		Synovus Financial Corp.	2,635,282
121,685		TCF Financial Corp.	1,740,095
37,608		Trustmark Corp.	1,040,989
147,060		Umpqua Holdings Corp.	2,247,077
95,458		Valley National Bancorp	941,216
22,741		Waddell & Reed Financial, Inc., Class A	357,489
65,046		Washington Federal, Inc.	1,772,503
50,652		Webster Financial Corp. Waterbury	2,046,341
65,710	[3]	WisdomTree Investments, Inc.	563,792
		TOTAL	125,030,589
		Health Care—7.6%
22,101	[2]	Abiomed, Inc.	2,320,384
49,310	[2]	Akorn, Inc.	1,180,974
41,441	[2]	Align Technology, Inc.	3,560,611
133,156	[2]	Allscripts Healthcare Solutions, Inc.	1,599,204
30,245	[2]	Amsurg Corp.	1,807,139
11,805	[2]	Bio Rad Laboratories, Inc., Class A	1,866,134
21,131		Bio-Techne Corp.	2,197,413
71,263	[2]	Catalent, Inc.	1,625,509
26,856	[2]	Charles River Laboratories International, Inc.	2,037,833
37,268	[2]	Halyard Health, Inc.	1,205,620
33,948		Hill-Rom Holdings, Inc.	1,881,059
49,559	[2]	IDEXX Laboratories, Inc.	5,309,751
23,190	[2]	LifePoint Health, Inc.	1,387,921
17,288	[2]	Livanova PLC	979,884
51,212	[2]	MEDNAX, Inc.	3,136,735
30,652	[2]	Molina Healthcare, Inc.	1,667,775
27,329	[2]	NuVasive, Inc.	1,632,361
22,028		Owens & Minor, Inc.	714,809
28,623	[2]	Parexel International Corp.	1,667,576
37,676	[2]	Prestige Brands Holdings, Inc.	1,705,969
78,163		ResMed, Inc.	4,671,802
41,288		STERIS PLC	2,758,864
23,606		Teleflex, Inc.	3,378,727
44,652	[2]	Tenet Healthcare Corp.	880,091
Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
20,430	[2]	United Therapeutics Corp.	$2,453,030
44,713	[2]	VCA, Inc.	2,748,061
27,884	[2]	Wellcare Health Plans, Inc.	3,165,113
35,063		West Pharmaceutical Services, Inc.	2,665,840
		TOTAL	62,206,189
		Industrials—14.1%
81,116	[2]	AECOM	2,259,081
28,563		AGCO Corp.	1,458,998
52,042	[2]	Avis Budget Group, Inc.	1,684,079
57,206		B/E Aerospace, Inc.	3,404,901
33,306		CLARCOR, Inc.	2,071,966
34,497		Carlisle Cos., Inc.	3,617,010
18,230		Ceb, Inc.	886,890
27,728	[2]	Clean Harbors, Inc.	1,312,089
45,084	[2]	Copart, Inc.	2,365,557
26,905		Crane Co.	1,829,809
28,998		Curtiss Wright Corp.	2,598,801
26,232		Deluxe Corp.	1,605,398
74,763		Donaldson Co., Inc.	2,730,345
12,094	[2]	Dycom Industries, Inc.	930,391
34,686		Emcor Group, Inc.	2,097,116
29,719		EnerSys, Inc.	1,935,598
21,505	[2]	Esterline Technologies Corp.	1,579,542
32,702	[2]	FTI Consulting, Inc.	1,274,070
12,285		GATX Corp.	537,714
30,190	[2]	Genesee & Wyoming, Inc., Class A	2,051,109
24,931		Graco, Inc.	1,867,332
12,769		Granite Construction, Inc.	627,724
24,148		HNI Corp.	981,858
27,354		Hubbell, Inc.	2,859,040
25,704		Huntington Ingalls Industries, Inc.	4,147,597
40,717		IDEX Corp.	3,519,578
46,638		ITT, Inc.	1,642,590
174,384	[2]	Jet Blue Airways Corp.	3,048,232
68,494		Joy Global, Inc.	1,906,188
76,528		KBR, Inc.	1,133,380
27,588	[2]	KLX, Inc.	949,579
43,594		Kennametal, Inc.	1,234,146
Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
28,566	[2]	Kirby Corp.	$1,683,966
24,029		Landstar System, Inc.	1,709,663
21,357		Lennox International, Inc.	3,115,773
34,552		Lincoln Electric Holdings	2,274,558
9,573		MSA Safety, Inc.	558,106
24,793		MSC Industrial Direct Co.	1,804,930
43,435		Manpower Group, Inc.	3,335,808
32,104		Miller Herman, Inc.	892,491
79,742	[2]	NOW, Inc.	1,719,238
28,228		Nordson Corp.	2,826,470
38,460	[2]	Old Dominion Freight Lines, Inc.	2,872,193
26,476		Orbital ATK, Inc.	1,968,755
32,887		OshKosh Truck Corp.	1,759,455
31,542		Regal Beloit Corp.	1,864,132
55,315		Rollins, Inc.	1,704,808
82,030		Smith (A.O.) Corp.	3,705,295
18,667	[2]	Teledyne Technologies, Inc.	2,010,063
58,397		Terex Corp.	1,394,520
51,078		Timken Co.	1,688,128
58,014		Toro Co.	2,777,710
65,837		Trinity Industries, Inc.	1,405,620
27,247		Triumph Group, Inc.	645,754
12,965		Valmont Industries, Inc.	1,658,872
49,348		Wabtec Corp.	3,815,094
13,634		Watsco, Inc.	1,871,812
25,570		Werner Enterprises, Inc.	614,959
30,554		Woodward, Inc.	1,802,075
		TOTAL	115,627,956
		Information Technology—17.9%
59,044	[2,3]	3D Systems Corp.	818,940
61,185	[2]	ACI Worldwide, Inc.	1,108,672
41,532	[2]	Acxiom Corp.	978,494
347,218	[2]	Advanced Micro Devices, Inc.	2,510,386
52,041	[2]	Ansys, Inc.	4,753,945
104,477	[2]	Arris International PLC	2,902,371
48,566	[2]	Arrow Electronics, Inc.	2,968,354
67,555		Avnet, Inc.	2,833,932
22,395		Belden, Inc.	1,451,420
Annual Shareholder Report
13

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
65,841		Broadridge Financial Solutions	$4,257,279
223,625		Brocade Communications Systems, Inc.	2,370,425
74,784		CDK Global, Inc.	4,083,954
56,170	[2]	CIENA Corp.	1,088,575
160,251	[2]	Cadence Design Systems, Inc.	4,099,221
34,081	[2]	Cirrus Logic, Inc.	1,839,692
54,700		Cognex Corp.	2,822,520
22,639	[2]	Commvault Systems, Inc.	1,211,187
68,318		Computer Sciences Corp.	3,719,915
38,061	[2]	Comscore, Inc.	1,095,776
50,857		Convergys Corp.	1,485,024
58,536	[2]	CoreLogic, Inc.	2,491,292
55,154	[2]	Cree, Inc.	1,229,934
141,107		Cypress Semiconductor Corp.	1,406,837
17,813		DST Systems, Inc.	1,712,898
24,559		Diebold, Inc.	535,386
16,629		Fair Isaac & Co., Inc.	2,006,788
80,912	[2]	Fortinet, Inc.	2,594,039
44,255	[2]	Gartner Group, Inc., Class A	3,807,700
43,878		Henry Jack & Associates, Inc.	3,554,996
20,085	[2]	IPG Photonics Corp.	1,948,446
93,554		Ingram Micro, Inc., Class A	3,480,209
73,985	[2]	Integrated Device Technology, Inc.	1,532,229
24,116		InterDigital, Inc.	1,703,795
75,204		Intersil Holding Corp.	1,660,504
26,645		j2 Global, Inc.	1,895,792
86,216		Jabil Circuit, Inc.	1,839,850
91,619	[2]	Keysight Technologies, Inc.	3,005,103
47,954	[2,3]	Knowles Corp.	716,433
79,639		Leidos Holdings, Inc.	3,310,593
36,156		Lexmark International, Inc.	1,435,032
39,319	[2]	Manhattan Associates, Inc.	1,991,114
28,254		Maximus, Inc.	1,470,903
59,249		Mentor Graphics Corp.	1,712,296
62,427	[2]	Microsemi Corp.	2,630,050
20,701		Monolithic Power Systems	1,631,446
80,404	[2]	NCR Corp.	2,818,160
60,626		National Instruments Corp.	1,702,984
Annual Shareholder Report
14

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
36,385	[2]	NetScout Systems, Inc.	$998,768
45,371	[2]	Neustar, Inc., Class A	1,018,579
62,843	[2]	PTC, Inc.	2,981,272
19,733		Plantronics, Inc.	1,020,393
58,450	[2]	Rackspace Hosting, Inc.	1,866,893
24,903		Science Applications International Corp.	1,716,066
23,172	[2]	Silicon Laboratories, Inc.	1,389,161
25,909	[2]	Synaptics, Inc.	1,350,377
15,376		Synnex Corp.	1,576,655
89,720	[2]	Synopsys, Inc.	5,321,293
14,411	[2]	Tech Data Corp.	1,109,935
130,171		Teradyne, Inc.	3,031,683
13,835	[2]	The Ultimate Sortware Group, Inc.	2,919,047
151,587	[2]	Trimble, Inc.	4,189,865
15,699	[2]	Tyler Technologies, Inc.	2,518,120
61,134	[2]	Verifone Systems, Inc.	946,354
59,093	[2]	Versum Materials, Inc.	1,341,411
19,228	[2]	ViaSat, Inc.	1,358,651
75,111		Vishay Intertechnology, Inc.	1,059,065
24,911	[2]	WEX, Inc.	2,717,790
13,528	[2]	WebMd Health Corp.	664,631
29,188	[2]	Zebra Technologies Co., Class A	1,921,738
		TOTAL	147,242,638
		Materials—7.1%
33,924	[3]	Allegheny Technologies, Inc.	462,723
33,910		Aptargroup, Inc.	2,422,530
33,287		Ashland Global Holdings, Inc.	3,719,157
52,132		Bemis Co., Inc.	2,539,871
42,299		Cabot Corp.	2,205,470
23,502		Carpenter Technology Corp.	742,898
89,802		Commercial Metals Corp.	1,410,789
12,707		Compass Minerals International, Inc.	912,998
34,162		Domtar Corp.	1,228,124
26,811		Eagle Materials, Inc.	2,170,887
13,625		Greif, Inc., Class A	638,468
78,762	[2]	Louisiana-Pacific Corp.	1,445,283
25,286		Minerals Technologies, Inc.	1,699,219
5,132		Newmarket Corp.	2,057,470
Annual Shareholder Report
15

Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
68,780		Olin Corp.	$1,508,345
52,135		Packaging Corp. of America	4,301,137
46,164		Polyone Corp.	1,349,374
73,977		RPM International, Inc.	3,516,867
38,454		Reliance Steel & Aluminum Co.	2,644,866
30,304		Royal Gold, Inc.	2,085,521
19,668		Scotts Co.	1,732,554
23,948		Sensient Technologies Corp.	1,784,365
21,706		Silgan Holdings, Inc.	1,105,921
56,354		Sonoco Products Co.	2,834,043
150,515		Steel Dynamics, Inc.	4,133,142
90,973	[3]	United States Steel Corp.	1,759,418
40,496		Valspar Corp.	4,033,402
34,025		Worthington Industries, Inc.	1,599,175
		TOTAL	58,044,017
		Real Estate—11.7%
26,965		Alexander and Baldwin, Inc.	1,126,867
38,750		Alexandria Real Estate Equities, Inc.	4,177,637
72,569		American Campus Communities, Inc.	3,781,571
48,177		Camden Property Trust	3,923,535
31,617		Care Capital Properties, Inc.	840,064
73,849		Communications Sales & Leasing, Inc.	2,099,527
66,742		Corporate Office Properties Trust	1,781,344
67,995		Corrections Corp. of America	982,528
186,115		Cousins Properties, Inc.	1,446,114
48,189		DCT Industrial Trust, Inc.	2,252,836
89,833		Douglas Emmett, Inc.	3,278,904
192,824		Duke Realty Corp.	5,042,348
35,843		EPR Properties	2,606,503
30,470		Education Realty Trust, Inc.	1,297,717
51,456		Equity One, Inc.	1,466,496
62,568		First Industrial Realty Trust	1,652,421
64,498		Healthcare Realty Trust, Inc.	2,056,841
45,864		Highwoods Properties, Inc.	2,276,230
104,064		Hospitality Properties Trust	2,847,191
25,255		Jones Lang LaSalle, Inc.	2,445,947
51,297		Kilroy Realty Corp.	3,684,663
45,282		Lamar Advertising Co., Class A	2,873,143
Annual Shareholder Report
16

Shares			Value
		COMMON STOCKS—continued[1]
		Real Estate—continued
64,662		LaSalle Hotel Properties	$1,535,722
82,244		Liberty Property Trust	3,325,125
20,799		Life Storeage, Inc.	1,677,439
46,876		Mack-Cali Realty Corp.	1,203,776
147,020		Medical Properties Trust, Inc.	2,049,459
42,168		Mid-American Apartment Communities, Inc.	3,911,082
81,505		National Retail Properties, Inc.	3,718,258
93,963		Omega Healthcare Investors	2,990,842
35,513		Post Properties, Inc.	2,336,400
33,299		Potlatch Corp.	1,278,682
51,462		Rayonier, Inc.	1,380,211
57,980		Regency Centers Corp.	4,178,619
133,583		Senior Housing Properties Trust	2,841,310
52,612		Tanger Factory Outlet Centers, Inc.	1,830,898
38,532		Taubman Centers, Inc.	2,792,029
48,464		Urban Edge Properties	1,250,856
135,348		Washington Prime Group, Inc.	1,419,800
65,570		Weingarten Realty Investors	2,374,290
		TOTAL	96,035,225
		Telecommunication Services—0.1%
47,834		Telephone and Data System, Inc.	1,236,030
		Utilities—5.6%
97,791		Aqua America, Inc.	3,002,184
56,297		Atmos Energy Corp.	4,187,934
21,592		Black Hills Corp.	1,335,465
110,211		Great Plains Energy, Inc.	3,134,401
61,890		Hawaiian Electric Industries, Inc.	1,825,755
28,616		Idacorp, Inc.	2,243,208
124,022		MDU Resources Group, Inc.	3,250,617
26,293		Northwestern Corp.	1,513,162
47,694		National Fuel Gas Co.	2,498,212
34,691		New Jersey Resources Corp.	1,177,759
111,782		OGE Energy Corp.	3,469,713
27,578		ONE Gas, Inc.	1,689,980
30,729		PNM Resources, Inc.	1,009,448
25,607		Southwest Gas Corp.	1,855,483
47,508	[2]	Talen Energy Corp.	661,786
103,687		UGI Corp.	4,799,671
Annual Shareholder Report
17

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
45,612		Vectren Corp.	$2,294,740
21,194		WGL Holdings, Inc.	1,336,706
78,945		Westar Energy, Inc.	4,525,127
		TOTAL	45,811,351
		TOTAL COMMON STOCKS (IDENTIFIED COST $543,009,618)	808,297,927
		INVESTMENT COMPANIES—3.8%[4]
18,424,117	[5]	Federated Government Obligations Fund, Institutional Shares, 0.27%[6]	18,424,117
13,162,383		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[6]	13,162,383
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	31,586,500
		TOTAL INVESTMENTS—102.2% (IDENTIFIED COST $574,596,118)[7]	839,884,427
		OTHER ASSETS AND LIABILITIES - NET—(2.2)%[8]	(18,277,860)
		TOTAL NET ASSETS—100%	$821,606,567
At October 31, 2016, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
2S&P MidCap 400 E-Mini Long Futures	92	$13,862,560	December 2016	$(222,087)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $13,862,560 at October 31, 2016, which represents 1.7% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.1%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated holding.
5	All or a portion of this security is held as collateral for securities lending.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $581,605,497.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Annual Shareholder Report
18

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,				Period Ended 10/31/2012[1]
	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$27.25	$29.32	$27.33	$22.40	$20.25
Income From Investment Operations:
Net investment income	0.34[2]	0.32	0.32	0.30[2]	0.16
Net realized and unrealized gain on investments and futures contracts	1.03	0.57	2.76	6.80	2.17
TOTAL FROM INVESTMENT OPERATIONS	1.37	0.89	3.08	7.10	2.33
Less Distributions:
Distributions from net investment income	(0.32)	(0.33)	(0.31)	(0.32)	(0.18)
Distributions from net realized gain on investments and futures contracts	(3.17)	(2.63)	(0.78)	(1.85)	—
TOTAL DISTRIBUTIONS	(3.49)	(2.96)	(1.09)	(2.17)	(0.18)
Net Asset Value, End of Period	$25.13	$27.25	$29.32	$27.33	$22.40
Total Return[3]	5.85%	3.17%	11.61%	33.47%	11.51%
Ratios to Average Net Assets:
Net expenses	0.30%	0.30%	0.29%	0.29%	0.29%[4]
Net investment income	1.40%	1.15%	1.14%	1.20%	1.17%[4]
Expense waiver/reimbursement[5]	0.10%	0.10%	0.11%	0.16%	0.22%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$161,135	$153,751	$138,394	$105,147	$37,696
Portfolio turnover	33%	36%	37%	27%	18%[6]
1	Reflects operations for the period from January 4, 2012 (date of initial investment) to October 31, 2012.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from November 1, 2011 to October 31, 2012.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31, 2016	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$27.26	$29.33	$27.35	$22.41	$21.19
Income From Investment Operations:
Net investment income	0.28[1]	0.25	0.25	0.26[1]	0.19
Net realized and unrealized gain on investments and futures contracts	1.04	0.57	2.75	6.79	2.16
TOTAL FROM INVESTMENT OPERATIONS	1.32	0.82	3.00	7.05	2.35
Less Distributions:
Distributions from net investment income	(0.26)	(0.26)	(0.24)	(0.26)	(0.19)
Distributions from net realized gain on investments and futures contracts	(3.17)	(2.63)	(0.78)	(1.85)	(0.94)
TOTAL DISTRIBUTIONS	(3.43)	(2.89)	(1.02)	(2.11)	(1.13)
Net Asset Value, End of Period	$25.15	$27.26	$29.33	$27.35	$22.41
Total Return[2]	5.64%	2.91%	11.29%	33.18%	11.59%
Ratios to Average Net Assets:
Net expenses	0.55%	0.55%	0.54%	0.54%	0.54%
Net investment income	1.16%	0.91%	0.89%	1.05%	0.88%
Expense waiver/reimbursement[3]	0.10%	0.10%	0.11%	0.17%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$660,471	$763,853	$902,685	$902,823	$923,634
Portfolio turnover	33%	36%	27%	27%	18%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–R6 Shares
(For a Share Outstanding Throughout the Period)
Period Ended October 31	2016[1]
Net Asset Value, Beginning of Period	$25.29
Income From Investment Operations:
Net investment income	0.01[2]
Net realized and unrealized gain on investments and futures contracts	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	(0.14)
Less Distributions:
Distributions from net investment income	—
Distributions from net realized gain on investments and futures contracts	—
TOTAL DISTRIBUTIONS	—
Net Asset Value, End of Period	$25.15
Total Return[3]	(0.55)%
Ratios to Average Net Assets:
Net expenses	0.26%[4]
Net investment income	0.52%[4]
Expense waiver/reimbursement	—[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[5]
Portfolio turnover	33%[6]
1	Reflects operations for the period from October 18, 2016 (date of initial investment) to October 31, 2016.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	Represents less than $1,000.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from November 1, 2015 to October 31, 2016.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Assets and Liabilities
October 31, 2016
Assets:
Total investment in securities, at value including $18,011,440 of securities loaned and $33,013,747 of investment in affiliated holdings (Note 5) (identified cost $574,596,118)		$839,884,427
Restricted cash (Note 2)		570,400
Income receivable		352,838
Receivable for investments sold		69,933
Receivable for shares sold		654,817
Receivable for daily variation margin on futures contracts		91,895
TOTAL ASSETS		841,624,310
Liabilities:
Payable for shares redeemed	$1,329,664
Payable for collateral due to broker for securities lending	18,424,117
Payable to adviser (Note 5)	4,261
Payable for other service fees (Notes 2 and 5)	141,414
Accrued expenses (Note 5)	118,287
TOTAL LIABILITIES		20,017,743
Net assets for 32,674,337 shares outstanding		$821,606,567
Net Assets Consist of:
Paid-in capital		$478,325,892
Net unrealized appreciation of investments and futures contracts		265,066,222
Accumulated net realized gain on investments and futures contracts		76,955,342
Undistributed net investment income		1,259,111
TOTAL NET ASSETS		$821,606,567
Annual Shareholder Report
23

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($161,135,196 ÷ 6,410,837 shares outstanding), no par value, unlimited shares authorized	$25.13
Offering price per share	$25.13
Redemption proceeds per share	$25.13
Service Shares:
Net asset value per share ($660,471,271 ÷ 26,263,496 shares outstanding), no par value, unlimited shares authorized	$25.15
Offering price per share	$25.15
Redemption proceeds per share	$25.15
Class R6 Shares:
Net asset value per share ($100 ÷ 4 shares outstanding),[1] no par value, unlimited shares authorized	$25.15
Offering price per share	$25.15
Redemption proceeds per share	$25.15
1	Net asset totals and shares outstanding round to the nearest whole total.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Operations
Year Ended October 31, 2016
Investment Income:
Dividends (including $264,419 received from affiliated holdings (Note 5))		$14,296,058
Interest income on securities loaned		209,067
TOTAL INCOME		14,505,125
Expenses:
Management fee (Note 5)	$2,550,241
Custodian fees	59,100
Transfer agent fee	523,227
Directors'/Trustees' fees (Note 5)	10,884
Auditing fees	24,801
Legal fees	19,876
Portfolio accounting fees	127,866
Other service fees (Notes 2 and 5)	1,673,360
Share registration costs	42,621
Printing and postage	43,223
Miscellaneous (Note 5)	27,871
TOTAL EXPENSES	5,103,070
Waiver/reimbursement of management fee (Note 5)	(840,991)
Net expenses	4,262,079
Net investment income		10,243,046
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $23,487 on sales of investments in an affiliated holding (Note 5))		80,225,030
Net realized gain on futures contracts		3,426,078
Net change in unrealized appreciation of investments		(48,401,653)
Net change in unrealized appreciation of futures contracts		(839,974)
Net realized and unrealized gain on investments and futures contracts		34,409,481
Change in net assets resulting from operations		$44,652,527
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Statement of Changes in Net Assets
Year Ended October 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,243,046	$9,630,287
Net realized gain on investments and futures contracts	83,651,108	105,139,877
Net change in unrealized appreciation/depreciation of investments and futures contracts	(49,241,627)	(80,917,780)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	44,652,527	33,852,384
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,083,590)	(1,751,185)
Service Shares	(7,536,173)	(8,332,812)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(17,617,106)	(12,441,780)
Service Shares	(87,462,546)	(79,674,343)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(114,699,415)	(102,200,120)
Share Transactions:
Proceeds from sale of shares	167,823,831	220,901,058
Net asset value of shares issued to shareholders in payment of distributions declared	112,067,229	100,143,054
Cost of shares redeemed	(305,841,687)	(376,171,506)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(25,950,627)	(55,127,394)
Change in net assets	(95,997,515)	(123,475,130)
Net Assets:
Beginning of period	917,604,082	1,041,079,212
End of period (including undistributed net investment income of $1,259,111 and $635,828, respectively)	$821,606,567	$917,604,082
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
October 31, 2016
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear other service fees unique to those classes. The detail of the total fund expense waiver and reimbursement of $840,991 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended October 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$1,673,360
For the year ended October 31, 2016, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, enhance yield, maintain exposure to the S&P Mid Cap 400 Index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $33,818,453. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
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As of October 31, 2016, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$18,011,440	$18,424,117
Additional Disclosure Related to Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin on futures contracts	$(222,087)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$3,426,078

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$(839,974)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2016		2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,459,630	$58,334,049	2,088,148	$57,535,767
Shares issued to shareholders in payment of distributions declared	810,838	19,388,609	513,673	13,996,077
Shares redeemed	(2,501,908)	(60,651,408)	(1,680,231)	(46,429,410)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	768,560	$17,071,250	921,590	$25,102,434

Year Ended October 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,502,361	$109,489,682	5,849,698	$163,365,291
Shares issued to shareholders in payment of distributions declared	3,877,092	92,678,620	3,161,697	86,146,977
Shares redeemed	(10,133,958)	(245,190,279)	(11,772,058)	(329,742,096)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,754,505)	$(43,021,977)	(2,760,663)	$(80,229,828)

	Period Ended 10/31/2016[1]		Year Ended 10/31/2015
R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	4	$100	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(—)	(—)	(—)	(—)
NET CHANGE RESULTING FROM R6 SHARE TRANSACTIONS	4	$100	—	$—
NET CHANGE RESULTING FROM TOTALFUND SHARE TRANSACTIONS	(985,941)	$(25,950,627)	(1,839,073)	$(55,127,394)
1	Reflects operations for the period from October 18, 2016 (date of initial investment) to October 31, 2016.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2016 and 2015 was as follows:
	2016	2015
Ordinary income[1]	$9,619,763	$17,898,481
Long-term capital gains	$105,079,652	$84,301,639
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

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As of October 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,259,111
Undistributed long-term capital gains	$83,742,634
Net unrealized appreciation	$258,278,930
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At October 31, 2016, the cost of investments for federal tax purposes was $581,605,497. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $258,278,930. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $284,345,231 and net unrealized depreciation from investments for those securities having an excess of cost over value of $26,066,301.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2016, the Manager voluntarily waived $792,585 of its fee.
Other Service Fee
For the year ended October 31, 2016, FSSC received $9,993 of other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.30%, 0.55% and 0.29% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2016, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $252,582.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are either: (a) common shares of Federated Investors, Inc., the parent of the Manager; or (b) investment companies which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain investment management fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2016, the Manager reimbursed $48,406. Transactions involving the affiliated holdings during the year ended October 31, 2016, were as follows:
	Federated Investors, Inc.	Federated Institutional Money Market Management, Institutional Shares	Federated Government Obligations Fund, Institutional Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2015	55,838	15,468,967	—	26,998,518	42,523,323
Purchases/Additions	—	189,775,349	32,924,173	208,682,100	431,381,622
Sales/Reductions	(2,977)	(205,244,316)	(14,500,056)	(222,518,235)	(442,265,584)
Balance of Shares Held 10/31/2016	52,861	—	18,424,117	13,162,383	31,639,361
Value	$1,427,247	$—	$18,424,117	$13,162,383	$33,013,747
Dividend Income	$53,605	$90,511	$9,956	$110,347	$264,419
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2016, were as follows:
Purchases	$273,318,539
Sales	$381,724,788
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the
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Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of October 31, 2016, the Fund had no outstanding loans. During the year ended October 31, 2016 the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2016, there were no outstanding loans. During the year ended October 31, 2016, the program was not utilized.
9. REGULATORY MATTERS
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2016, the amount of long-term capital gains designated by the Fund was $105,079,652.
For the fiscal year ended October 31, 2016, 100.00% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2016, 100.00% qualify for the dividend received deduction available to corporate shareholders.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Index Trust AND SHAREHOLDERS OF Federated Mid-Cap Index fund:
We have audited the accompanying statement of assets and liabilities of Federated Mid-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Index Trust), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mid-Cap Index Fund, a portfolio of Federated Index Trust, at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2016
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Shareholder Expense Example
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,039.40	$1.54
Service Shares	$1,000	$1,038.50	$2.82
R6 Shares	$1,000	$994.50	$ 0.10[2,3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.59	$1.53
Service Shares	$1,000	$1,022.33	$2.80
R6 Shares	$1,000	$1,023.79	$ 1.32[2,3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.30%
Service Shares	0.55%
Class R6 Shares	0.26%
2	“Actual” expense information for the Fund's R6 Shares is for the period from October 18, 2016 (date of initial investment) to October 31, 2016. Actual expenses are equal to the Fund's annualized net expense ratio of 0.26%, multiplied by 14/366 (to reflect the period from initial investment to October 31, 2016). “Hypothetical” expense information for R6 is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/366 (to reflect the full half-year period).
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's R6 Shares current Fee Limit of 0.29% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation,) multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.01 and $0.01, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised two portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 1990	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries. J. Christopher Donahue is the son of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: February 1990	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: February 1990	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
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Evaluation and Approval of Advisory Contract–May 2016
Federated Mid-Cap Index Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year and three-year periods covered by the Senior Officer's Evaluation the Fund's performance was above the median of the relevant peer group and for the five-year period was at the median of the relevant peer group.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit
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Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent
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marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Mid-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
CUSIP 31420E874
29455 (12/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4. Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $51,600

Fiscal year ended 2015 - $49,600

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $3,500

Fiscal year ended 2015 - $87

Fiscal year ended 2016- Audit consent fee for N-1A filing.

Fiscal year ended 2015- Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $62 respectively. Fiscal year ended 2015- Travel expenses for attendance at Audit Committee meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $21,615 and $22,349 respectively. Fiscal year ended 2016- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2015- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2016 - $157,172

Fiscal year ended 2015 - $40,053

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In its required communications to the Audit Committee of the registrant’s Board, Ernst & Young LLP (“EY”), the registrant’s independent public accountant, informed the Audit Committee that EY and/ or covered person professionals within EY maintain lending relationships with certain owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY informed the Audit Committee that EY believes that these lending relationships described above do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances. In that letter, the SEC staff indicated that it would not recommend enforcement action against the investment company complex if the Loan Rule is implicated provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the no-action letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY and the registrant. The relief provided in the SEC no-action letter is effective for 18 months from its June 20, 2016 issuance date.

If it were to be determined that the relief available under the no-action letter was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 23, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2016